CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses
Research and development (note 20)	$ 17,709	$ 15,432	$ 12,920
General and administrative (note 20)	16,082	11,492	13,315
Loss before the following	(33,791)	(26,924)	(26,235)
Change in fair value of warrant derivative (notes 9, 17)	5,285	(20)	17
Foreign exchange (loss) gain	(475)	1,665	(136)
Interest income, net	1,326	528	99
Loss before income taxes	(27,655)	(24,751)	(26,255)
Income tax expense (note 15)	(97)	(84)	(49)
Net loss	(27,752)	(24,835)	(26,304)
Other comprehensive (loss) income items that may be reclassified to net loss
Translation adjustment	(118)	274	(12)
Total comprehensive loss	$ (27,870)	$ (24,561)	$ (26,316)
Basic loss per common share (cad per share)	$ (0.41)	$ (0.43)	$ (0.49)
Diluted loss per common share (cad per share)	$ (0.41)	$ (0.43)	$ (0.49)
Weighted average number of shares (basic) (shares)	67,624,036	58,029,745	53,513,225
Weighted average number of shares (diluted) (shares)	67,624,036	58,029,745	53,513,225